UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2022

Item 1. Reports to Stockholders.

(a)

Robinson Alternative Yield Pre-Merger SPAC ETF
of
Tidal ETF Trust

Semi-Annual Report

October 31, 2022

Robinson Alternative Yield Pre-Merger SPAC ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

Robinson Alternative Yield Pre-Merger SPAC ETF

PORTFOLIO ALLOCATION at October 31, 2022 (Unaudited)

Security Type	% of Net Assets
Common Stocks (Special Purpose Acquisition Companies)	97.2%
Cash & Cash Equivalents(1)	2.5
Units (Special Purpose Acquisition Companies)	0.2
Warrants (Special Purpose Acquisition Companies)	0.1
Total	100.0%

(1)Represents cash, short-term investments, and liabilities in excess of other assets.

Robinson Alternative Yield Pre-Merger SPAC ETF

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2022 (Unaudited)

	Shares	Value
Common Stocks — 97.2%(1)
Special Purpose Acquisition Companies (SPACs) — 97.2%
10X Capital Venture Acquisition Corp III - Class A	5,000	$50,950
Accretion Acquisition Corp.	2,065	20,567
Aetherium Acquisition Corp. - Class A	16,400	164,410
AF Acquisition Corp. - Class A	24,600	244,032
Ahren Acquisition Corp. - Class A	26,465	267,561
Alset Capital Acquisition Corp. - Class A	33,000	326,700
Andretti Acquisition Corp. - Class A	25,000	253,625
Anthemis Digital Acquisitions I Corp. - Class A	19,818	201,351
Anzu Special Acquisition Corp I - Class A	24,612	243,905
AP Acquisition Corp. - Class A	26,309	268,089
Arbor Rapha Capital Bioholdings Corp I - Class A	20,348	208,465
Arogo Capital Acquisition Corp. - Class A	25,000	250,000
Artemis Strategic Investment Corp. - Class A	5,276	52,839
Ault Disruptive Technologies Corp.	26,447	268,040
Aurora Technology Acquisition Corp. - Class A	32,000	323,200
Austerlitz Acquisition Corp II - Class A	45,000	448,200
Authentic Equity Acquisition Corp. - Class A	26,319	263,190
Berenson Acquisition Corp I - Class A	27,004	267,610
Big Sky Growth Partners, Inc. - Class A	25,000	246,875
BioPlus Acquisition Corp. - Class A	29,172	295,221
Bite Acquisition Corp.	9,572	95,241
Black Mountain Acquisition Corp. - Class A	5,228	52,698
Build Acquisition Corp. - Class A	19,378	192,424
Bullpen Parlay Acquisition Co. - Class A	20,164	204,463
BurTech Acquisition Corp. - Class A	26,482	265,879
BYTE Acquisition Corp. - Class A	24,786	247,240
C5 Acquisition Corp. - Class A	26,000	262,080
Canna-Global Acquisition Corp. - Class A	3,552	36,230
CF Acquisition Corp VII - Class A	33,685	337,018
Churchill Capital Corp VII - Class A	47,542	473,518
Clarim Acquisition Corp. - Class A	24,604	246,040
Colombier Acquisition Corp. - Class A	24,338	238,512
Conx Corp. - Class A	2,021	20,311
Crescera Capital Acquisition Corp. - Class A	17,747	179,511
Crixus BH3 Acquisition Co. - Class A	19,835	197,755
DHB Capital Corp. - Class A	24,527	243,431
Disruptive Acquisition Corp I - Class A	11,684	116,548
Dragoneer Growth Opportunities Corp III - Class A	51,000	504,900
Emerging Markets Horizon Corp. - Class A	30,000	304,350
EVe Mobility Acquisition Corp. - Class A	26,465	267,826
FG Merger Corp.	32,000	322,240
Finnovate Acquisition Corp. - Class A	3,540	35,860
FinServ Acquisition Corp II - Class A	20,000	198,800
Fintech Evolution Acquisition Group	37,398	372,484
Flame Acquisition Corp. - Class A	24,848	247,238
FTAC Emerald Acquisition Corp. - Class A	25,000	248,250
Fusion Acquisition Corp II - Class A	24,584	244,611
Games & Esports Experience Acquisition Corp. - Class A	23,788	242,043

Robinson Alternative Yield Pre-Merger SPAC ETF

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS at October 31, 2022 (Unaudited) (Continued)

	Shares	Value
Common Stocks — 97.2%(1) (Continued)
Special Purpose Acquisition Companies (SPACs) — 97.2% (Continued)
Gardiner Healthcare Acquisitions Corp.	26,000	$261,300
Glass Houses Acquisition Corp. - Class A	9,596	95,336
Global Consumer Acquisition Corp.	11,024	113,382
Global Partner Acquisition Corp II - Class A	24,545	245,941
Globalink Investment, Inc.	904	9,058
Goal Acquisitions Corp.	22,951	228,363
Golden Arrow Merger Corp. - Class A	10,149	100,881
Gores Holdings IX, Inc. - Class A	35,251	342,287
GX Acquisition Corp II	24,552	242,328
Healthcare AI Acquisition Corp. - Class A	26,465	268,488
Hudson Executive Investment Corp III - Class A	26,980	267,911
Ibere Pharmaceuticals - Class A	9,557	95,092
InFinT Acquisition Corp. - Class A	18,296	186,619
InterPrivate II Acquisition Corp. - Class A	24,523	242,287
InterPrivate III Financial Partners, Inc. - Class A	6,715	66,344
Investcorp India Acquisition Corp. - Class A	32,000	323,840
Jackson Acquisition Co. - Class A	26,552	264,458
Kairos Acquisition Corp. - Class A	24,666	246,907
Khosla Ventures Acquisition Co III - Class A	43,746	433,085
Kismet Acquisition Two Corp. - Class A	9,525	95,155
KnightSwan Acquisition Corp. - Class A	30,000	306,150
Legato Merger Corp II	3,564	36,103
Liberty Resources Acquisition Corp. - Class A	30,000	302,550
Lionheart III Corp. - Class A	26,730	271,042
Marlin Technology Corp. - Class A	29,846	298,759
Mason Industrial Technology, Inc. - Class A	24,700	245,271
Medicus Sciences Acquisition Corp. - Class A	6,274	62,615
Motive Capital Corp II - Class A	29,588	297,951
Natural Order Acquisition Corp.	15,034	150,941
Newbury Street Acquisition Corp.	24,766	245,679
Northern Star Investment Corp IV - Class A	29,576	294,281
OmniLit Acquisition Corp. - Class A	1,500	15,150
One Equity Partners Open Water I Corp. - Class A	20,512	205,223
Orion Acquisition Corp. - Class A	18,289	183,530
Osiris Acquisition Corp. - Class A	24,635	245,611
Oxus Acquisition Corp. - Class A	8,000	81,400
Pearl Holdings Acquisition Corp. - Class A	26,482	266,674
PepperLime Health Acquisition Corp. - Class A	5,336	53,573
Phoenix Biotech Acquisition Corp. - Class A	7,486	76,133
Post Holdings Partnering Corp. - Class A	17,642	172,893
Priveterra Acquisition Corp. - Class A	24,626	244,783
PROOF Acquisition Corp I - Class A	26,000	260,780
Property Solutions Acquisition Corp II - Class A	24,620	244,230
Redwoods Acquisition Corp.	32,000	319,040
Relativity Acquisition Corp. - Class A	33,000	333,960
Revelstone Capital Acquisition Corp. - Class A	26,658	264,314
Revolution Healthcare Acquisition Corp. - Class A	26,893	269,199
Ross Acquisition Corp II - Class A	11,581	115,578

Robinson Alternative Yield Pre-Merger SPAC ETF

4	The accompanying notes are an integral part of these financial statements.

	Shares	Value
Common Stocks — 97.2%(1) (Continued)
Special Purpose Acquisition Companies (SPACs) — 97.2% (Continued)
Roth CH Acquisition V Co.	3,584	$35,661
RXR Acquisition Corp.	24,485	243,136
Schultze Special Purpose Acquisition Corp II - Class A	5,344	53,333
Science Strategic Acquisition Corp Alpha - Class A	9,518	95,180
Screaming Eagle Acquisition Corp. - Class A	46,000	451,260
Senior Connect Acquisition Corp I - Class A	25,000	250,250
Southport Acquisition Corp. - Class A	26,449	265,548
Spree Acquisition Corp 1 Ltd. - Class A	26,482	267,733
StoneBridge Acquisition Corp. - Class A	8,637	87,709
Swiftmerge Acquisition Corp. - Class A	26,658	266,847
Tailwind International Acquisition Corp. - Class A	28,842	287,555
Target Global Acquisition I Corp. - Class A	26,570	268,888
TB SA Acquisition Corp. - Class A	28,405	283,340
Tech and Energy Transition Corp.	24,573	244,256
TG Venture Acquisition Corp. - Class A	10,080	101,153
Thunder Bridge Capital Partners IV, Inc. - Class A	2,970	29,106
TLG Acquisition One Corp. - Class A	24,562	244,392
TPG Pace Beneficial II Corp.	45,000	443,250
Trajectory Alpha Acquisition Corp. - Class A	2,600	25,831
Tristar Acquisition I Corp. - Class A	31,406	313,746
Twelve Seas Investment Co II	10,164	100,827
Warburg Pincus Capital Corp I-B - Class A	22,015	219,710
Western Acquisition Ventures Corp.	32,000	321,440
Z-Work Acquisition Corp. - Class A	24,594	244,710
Total Common Stocks
(Cost $25,740,162)		26,199,667

	Units
Units — 0.2%(1)
Special Purpose Acquisition Companies (SPACs) — 0.2%
Fortune Rise Acquisition Corp. - Class A	4,182	42,405
Total Units
(Cost $42,217)		42,405

	Shares
Warrants — 0.1%(1)
10X Capital Venture Acquisition Corp III, Strike Price $11.50, Expires 12/31/2027	2,500	125
Aetherium Acquisition Corp., Strike Price $11.50, Expires 01/21/2028	16,400	1,476
AF Acquisition Corp., Strike Price $11.50, Expires 03/31/2028	1,779	122
Ahren Acquisition Corp., Strike Price $11.50, Expires 06/17/2028	13,232	926
Andretti Acquisition Corp., Strike Price $11.50, Expires 03/23/2028	12,500	875
Anthemis Digital Acquisitions I Corp., Strike Price $11.50, Expires 04/01/2023	9,909	1,486
Anzu Special Acquisition Corp I, Strike Price $11.50, Expires 12/31/2027	1,730	54
AP Acquisition Corp., Strike Price $11.50, Expires 12/07/2026	13,154	921
Arbor Rapha Capital Bioholdings Corp I, Strike Price $11.50, Expires 03/14/2023	6,782	1
Arogo Capital Acquisition Corp., Strike Price $11.50, Expires 03/23/2028	25,000	1,738
Artemis Strategic Investment Corp., Strike Price $11.50, Expires 02/12/2023	2,638	357

SCHEDULE OF INVESTMENTS at October 31, 2022 (Unaudited) (Continued)

Robinson Alternative Yield Pre-Merger SPAC ETF

The accompanying notes are an integral part of these financial statements.	5

	Shares	Value
Warrants — 0.1%(1) (Continued)
Ault Disruptive Technologies Corp., Strike Price $11.50, Expires 06/20/2028	19,835	$68
BioPlus Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	14,586	1,021
Black Mountain Acquisition Corp., Strike Price $11.50, Expires 10/15/2027	3,920	228
Build Acquisition Corp., Strike Price $11.50, Expires 04/29/2023	1,773	29
Bullpen Parlay Acquisition Co., Strike Price $11.50, Expires 12/03/2026	10,082	958
BurTech Acquisition Corp., Strike Price $11.50, Expires 12/18/2026	26,482	332
C5 Acquisition Corp., Strike Price $11.50, Expires 05/19/2028	13,000	520
Canna-Global Acquisition Corp., Strike Price $11.50, Expires 02/09/2028	3,552	96
CF Acquisition Corp VII, Strike Price $11.50, Expires 03/15/2026	11,228	783
Clarim Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,581	3
Colombier Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	8,112	552
Crescera Capital Acquisition Corp., Strike Price $11.50, Expires 04/20/2028	8,873	2,150
Crixus BH3 Acquisition Co., Strike Price $11.50, Expires 11/23/2026	9,917	694
DHB Capital Corp., Strike Price $11.50, Expires 03/15/2028	1,341	47
EVe Mobility Acquisition Corp., Strike Price $11.50, Expires 05/12/2028	13,232	1,190
Finnovate Acquisition Corp., Strike Price $11.50, Expires 04/15/2023	2,654	105
FinServ Acquisition Corp II, Strike Price $11.50, Expires 02/17/2026	5,000	201
Fintech Evolution Acquisition Group, Strike Price $11.50, Expires 03/31/2028	1,736	102
FTAC Emerald Acquisition Corp., Strike Price $11.50, Expires 08/22/2028	12,500	1,718
Fusion Acquisition Corp II, Strike Price $11.50, Expires 12/31/2027	1,777	19
Games & Esports Experience Acquisition Corp., Strike Price $11.50, Expires 10/21/2028	11,894	396
Gardiner Healthcare Acquisitions Corp., Strike Price $11.50, Expires 07/30/2028	26,000	1,235
Global Partner Acquisition Corp II, Strike Price $11.50, Expires 12/31/2027	841	17
Golden Arrow Merger Corp., Strike Price $11.50, Expires 07/31/2026	1,626	16
Healthcare AI Acquisition Corp., Strike Price $11.50, Expires 12/14/2026	13,232	823
Hudson Executive Investment Corp III, Strike Price $11.50, Expires 12/31/2028	522	16
InterPrivate II Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	963	131
Investcorp India Acquisition Corp., Strike Price $11.50, Expires 06/28/2027	16,000	800
Jackson Acquisition Co., Strike Price $11.50, Expires 12/31/2028	13,276	1,362
KnightSwan Acquisition Corp., Strike Price $11.50, Expires 07/21/2028	15,000	683
Legato Merger Corp II, Strike Price $11.50, Expires 02/05/2023	1,782	659
Motive Capital Corp II, Strike Price $11.50, Expires 05/15/2028	9,862	690
Northern Star Investment Corp IV, Strike Price $11.50, Expires 12/31/2027	1,686	40
OmniLit Acquisition Corp., Strike Price $11.50, Expires 11/08/2026	750	45
One Equity Partners Open Water I Corp., Strike Price $11.50, Expires 12/31/2027	1,597	3
Orion Acquisition Corp., Strike Price $11.50, Expires 02/19/2026	1,230	1
Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/2028	2,531	127
Oxus Acquisition Corp., Strike Price $11.50, Expires 01/27/2023	8,000	720
Pearl Holdings Acquisition Corp., Strike Price $11.50, Expires 12/15/2026	13,241	795
PepperLime Health Acquisition Corp., Strike Price $11.50, Expires 03/28/2023	2,668	27
Phoenix Biotech Acquisition Corp., Strike Price $11.50, Expires 09/01/2026	3,743	263
Priveterra Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,628	146
PROOF Acquisition Corp I, Strike Price $11.50, Expires 12/03/2028	13,000	1,040
Property Solutions Acquisition Corp II, Strike Price $11.50, Expires 03/01/2026	1,219	49
Revelstone Capital Acquisition Corp., Strike Price $11.50, Expires 05/24/2028	13,329	1,499
Ross Acquisition Corp II, Strike Price $11.50, Expires 02/12/2026	1,342	68
Roth CH Acquisition V Co., Strike Price $11.50, Expires 12/10/2026	1,792	125
RXR Acquisition Corp., Strike Price $11.50, Expires 03/08/2026	1,021	28
Schultze Special Purpose Acquisition Corp II, Strike Price $11.50, Expires 03/25/2028	2,672	33

SCHEDULE OF INVESTMENTS at October 31, 2022 (Unaudited) (Continued)

Robinson Alternative Yield Pre-Merger SPAC ETF

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2022 (Unaudited) (Continued)

	Shares	Value
Warrants — 0.1%(1) (Continued)
Southport Acquisition Corp., Strike Price $11.50, Expires 05/24/2028	13,224	$408
Spree Acquisition Corp 1 Ltd., Strike Price $11.50, Expires 12/22/2028	13,241	1,059
Swiftmerge Acquisition Corp., Strike Price $11.50, Expires 06/17/2028	13,329	932
Target Global Acquisition I Corp., Strike Price $11.50, Expires 12/31/2027	8,856	930
TB SA Acquisition Corp., Strike Price $11.50, Expires 03/25/2028	1,572	76
Tech and Energy Transition Corp., Strike Price $11.50, Expires 12/31/2027	1,759	96
TG Venture Acquisition Corp., Strike Price $11.50, Expires 08/13/2023	10,080	353
Thunder Bridge Capital Partners IV, Inc., Strike Price $11.50, Expires 03/12/2023	594	43
TLG Acquisition One Corp., Strike Price $11.50, Expires 01/25/2028	1,630	16
Trajectory Alpha Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,300	148
Tristar Acquisition I Corp., Strike Price $11.50, Expires 12/31/2028	2,664	107
Twelve Seas Investment Co II, Strike Price $11.50, Expires 03/02/2028	1,602	13
Z-Work Acquisition Corp., Strike Price $11.50, Expires 01/04/2026	1,776	31
Total Warrants
(Cost $120,863)		34,946

Short-Term Investments — 2.5%
Money Market Funds — 2.5%
First American Government Obligations Fund, Class X, 2.924%(2)	679,216	679,216
Total Short-Term Investments
(Cost $679,216)		679,216

Total Investments in Securities — 100.0%
(Cost $26,582,458)		26,956,234
Liabilities in Excess of Other Assets - (0.0)%(3)		(10,390)
Total Net Assets — 100.0%		$26,945,844

(1)Non-income producing security.

(2)The rate shown is the annualized seven-day effective yield as of October 31, 2022.

(3)Does not round to 0.1% or (0.1)%, as applicable.

Robinson Alternative Yield Pre-Merger SPAC ETF

The accompanying notes are an integral part of these financial statements.	7

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2022 (Unaudited)

Assets:
Investments in securities, at value (Cost $26,582,458) (Note 2)	$26,956,234
Receivables:
Dividends and interest receivable	887
Total assets	26,957,121

Liabilities:
Payables:
Management fees, net (Note 4)	11,277
Total liabilities	11,277
Net Assets	$26,945,844

Components of Nets Assets:
Paid-in capital	$26,502,483
Total distributable (accumulated) earnings (losses)	443,361
Net assets	$26,945,844

Net Asset Value (unlimited shares authorized):
Net assets	$26,945,844
Shares of beneficial interest issued and outstanding	1,300,000
Net asset value	$20.73

Robinson Alternative Yield Pre-Merger SPAC ETF

8	The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS For the Six-Months Ended October 31, 2022 (Unaudited)

Investment Income:
Interest income	$3,093
Total investment income	3,093

Expenses:
Management fees (Note 4)	106,212
Total expenses	106,212
Less: Management fee waiver (Note 4)	(43,734)
Net expenses	62,478
Net investment income (loss)	(59,385)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	33,455
Change in net unrealized appreciation/depreciation on investments	259,141
Net realized and unrealized gain (loss) on investments	292,596
Net increase (decrease) in net assets resulting from operations	$233,211

Robinson Alternative Yield Pre-Merger SPAC ETF

The accompanying notes are an integral part of these financial statements.	9

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended October 31, 2022 (Unaudited)	Period Ended April 30, 2022(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$(59,385)	$(54,987)
Net realized gain (loss) on investments	33,455	162,099
Change in net unrealized appreciation/depreciation on investments	259,141	114,635
Net increase (decrease) in net assets resulting from operations	233,211	221,747

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	6,156,323	20,334,563
Total increase (decrease) in net assets	6,389,534	20,556,310

Net Assets:
Beginning of period	20,556,310	—
End of period	$26,945,844	$20,556,310

(1)The Fund commenced operations on June 22, 2021. The information presented is from June 22, 2021 to April 30, 2022.

(2)Summary of share transactions is as follows:

	Six-Months Ended October 31, 2022 (Unaudited)		Period Ended April 30, 2022(1)
	Shares	Value	Shares	Value
Shares sold	300,000	$6,156,323	1,075,000	$21,856,358
Shares redeemed	—	—	(75,000)	(1,521,795)
Net increase (decrease)	300,000	$6,156,323	1,000,000	$20,334,563

Robinson Alternative Yield Pre-Merger SPAC ETF

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six-Months Ended October 31, 2022 (Unaudited)	Period Ended April 30, 2022(1)
Net asset value, beginning of period	$20.56	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	(0.05)	(0.10)
Net realized and unrealized gain (loss) on investments	0.22	0.66
Total from investment operations	0.17	0.56

Net asset value, end of period	$20.73	$20.56
Total return(3)(4)	0.83%	2.78%

Ratios/Supplemental Data:
Net assets, end of period (millions)	$26.9	$20.6
Portfolio turnover rate(3)(5)	6%	15%
Ratio of expenses to average net assets
Before management fees waived(6)	0.85%	0.85%
After management fees waived(6)	0.50%	0.59	%(7)
Ratio of net investment income (loss) to average net assets
Before management fees waived(6)	(0.83)%	(0.85)%
After management fees waived(6)	(0.48)%	(0.59	)%(7)

(1)The Fund commenced operations on June 22, 2021. The information presented is from June 22, 2021 to April 30, 2022.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Excludes the impact of in-kind transactions.

(6)Annualized.

(7)Effective December 20, 2021, the Adviser contractually agreed to reduce its Management Fee from 0.85% to 0.50%.

11

Robinson Alternative Yield Pre-Merger SPAC ETF

NOTES TO FINANCIAL STATEMENTS October 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Robinson Alternative Yield Pre-Merger SPAC ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on June 22, 2021.

The investment objective of the Fund is to seek to provide total return while minimizing downside risk.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), Special Purpose Acquisition Companies (“SPACs”) (which may also include common stock, warrants or units of SPACs, and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Effective September 8, 2022, for securities for which quotations are not readily available, under Rule 2a-5 of the 1940 Act, a fair value is determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Fund’s investment adviser, Toroso Investments, LLC (the “Adviser”), subject to oversight by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

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Robinson Alternative Yield Pre-Merger SPAC ETF

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$18,462,501	$7,737,166	$—	$26,199,667
Units	—	42,405	—	42,405
Warrants	16,813	18,133	—	34,946
Short-Term Investments	679,216	—	—	679,216
Total Investments in Securities	$19,158,530	$7,797,704	$—	$26,956,234

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of October 31, 2022, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities, if any, for the Fund are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

NOTES TO FINANCIAL STATEMENTS October 31, 2022 (Unaudited) (Continued)

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G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.Recently Issued Accounting Pronouncements.

•In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Associated Risks of Investments in Special Purpose Acquisition Companies (“SPACs”). The Fund invests in equity securities of SPACs, which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or that any business combination that is completed will be profitable. The market perception of a SPAC’s ability to complete a business combination could materially impact the market value of the SPAC’s securities. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. Some SPACs may pursue a business combination only within certain industries or regions, which may increase the volatility of their prices.

B.Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that effect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

C.Exchange-Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

NOTES TO FINANCIAL STATEMENTS October 31, 2022 (Unaudited) (Continued)

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•Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares will approximate each Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers, or other participants that trade the shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although shares are listed for trading on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in shares when extraordinary volatility causes sudden, significant swings in the market price of shares. There can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than shares.

D.General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

E.High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses and may offset the level of capital appreciation attained by the Fund’s portfolio holdings thereby reducing investment returns. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

F.Initial Public Offering (“IPO”) Risk. The Fund may purchase securities of companies that are offered in an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

G.Limited Operating History Risk. The Fund has a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

NOTES TO FINANCIAL STATEMENTS October 31, 2022 (Unaudited) (Continued)

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Robinson Alternative Yield Pre-Merger SPAC ETF

H.Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if they were a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

I.Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

J.Small Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

K.U.S. Government and U.S. Agency Obligations Risk. The SPACs in which the Fund invests may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

L.Warrants Risk. The Fund may purchase warrants to purchase equity securities. Investments in warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. Warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised or sold prior to its expiration. If the Fund holds warrants associated with a SPAC that does not complete a business combination within the designated time period, the warrants held by the Fund will expire and lose all value.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on average daily net assets of the Fund of 0.85%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees

NOTES TO FINANCIAL STATEMENTS October 31, 2022 (Unaudited) (Continued)

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Robinson Alternative Yield Pre-Merger SPAC ETF

and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”). The Management Fee incurred is paid monthly to the Adviser.

The Adviser has agreed to reduce its unitary management fee to 0.50% of the Fund’s average daily net assets through at least August 28, 2023. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver will be higher than 0.50%. This agreement may be terminated only by, or with the consent of, the Trust’s Board, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board.

Robinson Capital Management, LLC (the “Sub-Adviser”), serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for the Fund, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by the Fund’s unitary fee. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings and reports for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six-months ended October 31, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales/ Maturities
Robinson Alternative Yield Pre-Merger SPAC ETF	$6,011,595	$1,406,554

For the six-months ended October 31, 2022, there were no purchases or sales of long-term U.S. Government securities.

For the six-months ended October 31, 2022, in-kind transactions associated with creations and redemptions for the Fund were as follows:

Fund	Purchases	Sales
Robinson Alternative Yield Pre-Merger SPAC ETF	$1,027,319	$—

NOTES TO FINANCIAL STATEMENTS October 31, 2022 (Unaudited) (Continued)

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NOTES TO FINANCIAL STATEMENTS October 31, 2022 (Unaudited) (Continued)

NOTE 6 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

During the period ended April 30, 2022, there were no distributions paid.

As of the most recent fiscal period ended April 30, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(1)	$20,499,862
Gross tax unrealized appreciation	$143,859
Gross tax unrealized depreciation	(79,059)
Net tax unrealized appreciation (depreciation)	64,800
Undistributed ordinary income (loss)	145,350
Undistributed long-term capital gain (loss)	—
Total distributable earnings	145,350
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$210,150

(1)The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales and passive foreign investment company adjustments.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent fiscal period ended April 30, 2022, the Fund had no late year losses, no post-October losses, and no capital loss carryovers.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

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Robinson Alternative Yield Pre-Merger SPAC ETF

NOTES TO FINANCIAL STATEMENTS October 31, 2022 (Unaudited) (Continued)

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Effective November 1, 2022, Daniel Carlson resigned as Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust, was appointed Senior Vice President of the Trust, and continues to serve as AML Compliance Officer of the Trust. Also effective November 1, 2022, Aaron Perkovich was appointed Treasurer, Principal Financial Officer and Principal Accounting Officer of the Trust.

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EXPENSE EXAMPLE For the Six Months Ended October 31, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from May 1, 2022 to October 31, 2022.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Expenses Paid During the Period May 1, 2022 – October 31, 2022(1)
Actual	$1,000.00	$1,008.30	$2.53
Hypothetical (5% annual return before expenses)	1,000.00	1,022.68	2.55

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six month period of 0.50% (fee waiver in effect), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six month period).

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Robinson Alternative Yield Pre-Merger SPAC ETF

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Robinson Alternative Yield Pre-Merger SPAC ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 21, 2022, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2021 through September 30, 2022 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to the Fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is adequately designed and operating effectively.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

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ADDITIONAL INFORMATION

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 743-0330 or by accessing the Fund’s website at www.robinsonetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available upon request without charge by calling (833) 743-0330 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.robinsonetfs.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 743-0330. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.robinsonetfs.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 743-0330. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.robinsonetfs.com.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
Robinson Capital Management, LLC
63 Kercheval Avenue, Suite 111
Grosse Point Farms, Michigan 48236

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 N. Water Street, Suite 1800
Milwaukee, Wisconsin 53202

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Robinson Alternative Yield Pre-Merger SPAC ETF	SPAX	886364678

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	December 28, 2022

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	December 28, 2022

* Print the name and title of each signing officer under his or her signature.